Convertible Debentures	9 Months Ended
Feb. 29, 2016
Notes to Financial Statements
6. Convertible Debentures
a)	On December 3, 2015, the Company entered into a $250,000 convertible debenture with a non-related party. Under the terms of the debenture, the amount is unsecured, bears interest at 12% per annum, and is due on September 3, 2016. The note is convertible into shares of common stock 180 days after the date of issuance (May 31, 2016) at a conversion rate based on the lower of i) 60% of the lowest trading price during the previous 20 trading days prior to the date the conversion notice was sent by the holder or ii) 60% of the lowest trading price during the 20 trading days before this note was executed. As at February 29, 2016, the Company recorded accrued interest of $7,233, which has been included in accounts payable and accrued liabilities.

In accordance with ASC 815-15, "Derivatives and Hedging", the Company recorded a derivative liability which resulted in a full discount to the convertible debenture of $250,000 with the excess of the derivative being recorded as a loss on change in fair value of derivative liability. The carrying value of the discount will be charged to operations over the term of the convertible debenture. During the period ended February 29, 2016, the Company amortized $207 of the debt discount to interest expense. As at February 29, 2016, the carrying value of the debenture was $207 (May 31, 2015 - $nil).

b)	On January 14, 2016, the Company entered into a securities purchase agreement with a non-related party, further amended on March 1, March 9, and March 15, 2016, whereby, the Company will receive proceeds of up to $1,837,500, based on the final amendment, through the issuance of convertible debentures. The Company will receive the proceeds in seven tranches, with the Company issuing a $262,500 convertible debenture pursuant to the first tranche. Under the terms of the debenture, the amount is unsecured, bears interest at 8% per annum, and is due on October 14, 2016. The Company and the investor amended the notes on March 21, 2016, to make the notes convertible immediately upon issuance, instead of 90 days following the issuance. The conversion shall be the lower of i) 60% of the lowest trading price during the previous 20 trading days prior to the date the conversion notice was sent by the holder or ii) 60% of the lowest trading price during the 20 trading days before this note was executed. As at February 29, 2016, the Company recorded accrued interest of $2,467, which has been included in accounts payable and accrued liabilities.

In accordance with ASC 815-15, "Derivatives and Hedging", the Company recorded a derivative liability which resulted in a full discount to the convertible debenture of $262,500 with the excess of the derivative being recorded as a loss on change in fair value of derivative liability. The carrying value of the discount will be charged to operations over the term of the convertible debenture. During the period ended February 29, 2016, the Company amortized $73 of the debt discount to interest expense. As at February 29, 2016, the carrying value of the debenture was $73 (May 31, 2015 - $nil).